ASSET RETIREMENT OBLIGATION ("ARO") - Tabular Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in asset retirement obligation
Balance, beginning of year	$ 132,814	$ 102,325
Change in estimates	48,419	26,586
Property acquisition and development activity	3,985	1,304
Bruin acquisition		21,964
Dunn County acquisition		5,880
Divestments	(58,284)	(13,525)
Settlements	(17,401)	(12,951)
Government assistance	(1,744)	(4,594)
Accretion expense	6,873	5,825
Balance, end of year	$ 114,662	$ 132,814